INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2020	2021	2022
Intangible assets not subject to amortization:
Trademark	7,766	7,766	7,841
Intangible assets subject to amortization:
Student base	4,006	3,998	4,036
Initial franchise	1,626	1,626	1,641
Software and courses	19	19	27
Total costs	13,417	13,409	13,545
Less: accumulated amortization	(1,940)	(3,089)	(4,293)
impairment	—	—	(3,605)
Intangible assets, net	11,477	10,320	5,647

Schedule of estimated amortization expenses for future period

Years ending December 31,
2023	1
2024	1
2025	1
2026	1
2027	1
2028 and thereafter	—
Total expected amortization expense	5